INCOME TAXES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Line Items]
Deferred tax assets	$ 597,712	$ 609,829
Offsetting presentation	(524,303)	(521,262)
Net Effect	73,409	88,567	$ 9,011
Liabilities provisions [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	11,125	14,008
Investments [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	0	78,061
Post-Employment Benefits [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	23,063	25,726
Property, plant and equipment [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	89,655	80,410
Impairment Provision [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	5,672	12,319
Financial Instruments [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	87,134	82,535
Tax Loss Carryforward [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	235,828	233,468
Biological Asset [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	4,806
Inventories [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	27,374	25,011
Provisions for Income [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	35,889	16,807
Allowance for Doubtful Accounts [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	3,160	2,384
Intangible revaluation difference [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	215	35
Other Deductible Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	$ 73,791	$ 39,065